Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
BASIS OF CONSOLIDATION:
    The consolidated financial statements include the accounts of Friedman Industries, Incorporated and its subsidiary (collectively, the “Company”). All material intercompany amounts and transactions have been eliminated.

Revenue [Policy Text Block]
REVENUE RECOGNITION:
Revenue is generated primarily from contracts to manufacture or process steel products and is recognized when performance obligations are complete. Generally, the Company's performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenue is recorded in an amount that reflects the consideration expected to be received in exchange for those goods or services. See
Note
14
 for further information.

Accounts Receivable [Policy Text Block]
TRADE RECEIVABLES:
    The Company's receivables are recorded when billed, advanced or accrued and represent claims against third
parties that will be settled in cash. The carrying value of the Company's receivables, net of the allowance for doubtful accounts and cash discounts allowed, represents their estimated net realizable value. The Company estimates its allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables and existing economic conditions. Trade receivables are generally considered past due after
30
 days from invoice date. Past-due receivable balances are written-off when the Company's internal collection efforts have been unsuccessful in collecting the amount due. The balance of the Company's allowance for doubtful accounts was
$17,834
and
$67,417
 at
March 31, 2021
and
March 31, 2020
, respectively.

Inventory, Policy [Policy Text Block]
INVENTORIES:
    Inventories consist of prime coil, non-standard coil and tubular materials. Prime coil inventory consists primarily of raw materials, non-standard coil inventory consists primarily of raw materials and tubular inventory consists of both raw materials and finished goods. Cost for prime coil inventory is determined using the average cost method. Cost for non-standard coil inventory is determined using the specific identification method. Cost for tubular inventory is determined using the average cost method. All inventories are valued at the lower of cost or net realizable value. During the first
quarter of fiscal
2021
, tubular finished goods inventory was written down
$274,093
to lower the carrying value to net realizable value. During the second
quarter of fiscal
2020
, tubular finished goods inventory was written down
$955,605
to lower the carrying value to net realizable value. Obsolete or slow-moving inventories are not
significant based on the Company's review of inventories. Accordingly, no
allowance has been provided for such items.

The following is a summary of inventory by product group:

	March 31,
	2021	2020
Prime coil inventory	$23,079,012	$17,190,435
Non-standard coil inventory	1,419,055	1,550,734
Tubular raw material	2,607,197	4,888,542
Tubular finished goods	8,910,829	12,038,532
	$36,016,093	$35,668,243

Tubular raw material inventory consists of hot-rolled steel coils that the Company will manufacture into pipe. Tubular finished goods inventory consists of pipe the Company has manufactured and mill reject pipe that the Company purchased from U.S. Steel Tubular Products, Inc.

Derivatives, Policy [Policy Text Block]
DERIVATIVE INSTRUMENTS:
    From time to time, the Company
may
use futures contracts to partially manage exposure to price risk. The Company elects hedge accounting for some of its derivatives. For derivatives designated for hedge accounting and classified as cash flow hedges, changes in fair value are recognized as a component of other comprehensive income and reclassified into earnings during the period in which the hedged transaction affects earnings. For derivatives designated for hedge accounting and classified as fair value hedges, changes in fair value are recognized in the same balance sheet line as the hedged item until the hedged item affects earnings
. For derivatives where hedge accounting is
not
elected, changes in fair value are immediately recognized in earnings. The Company has a forward physical purchase supply agreement in place for a portion of its monthly physical steel needs. This supply agreement is not
subject to mark-to-market accounting due to the Company electing the normal purchase normal sales exclusion provided in Accounting Standards Codification
815
- Derivatives and Hedging. See Note
6
for further information about the Company's derivative instruments.

Property, Plant and Equipment, Policy [Policy Text Block]
PROPERTY, PLANT AND EQUIPMENT:
    Property, plant and equipment is stated at cost. Depreciation is calculated primarily by the straight-line method over the estimated useful lives of the various classes of assets as follows:

Buildings (in years)	20
Machinery and equipment (in years)	10 to 15
Yard improvements (in years)	5 to 15
Loaders and other rolling stock (in years)	5 to 15

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that their carrying amount may
not
be recoverable. The Company assesses recoverability by comparing the carrying amount of the asset or asset group to estimated undiscounted future cash flows expected to be generated by the asset or asset group. If an asset or asset group is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset's or asset group's carrying amount exceeds its estimated fair value. Long-lived assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less cost to sell. The Company did not
identify any indicators of impairment during fiscal
2021
. At
March 31, 2020
, the Company determined that indicators of impairment were present for the Company's pipe finishing facility due to inconsistent operating results and uncertainty related to future operating expectations. The Company performed an impairment review of the facility's assets which resulted in an impairment loss of
$4,338,419
being recognized at
March 31, 2020
.
See Note
5
for further information related to this impairment review.

When property, plant and equipment is sold or otherwise disposed of, any gains or losses are reflected in income. If a loss on disposal is expected, such losses are recognized when the assets are reclassified as assets held for sale.

Maintenance and repairs are expensed as incurred.

Debt, Policy [Policy Text Block]
PAYCHECK PROTECTION PROGRAM LOAN:
    During fiscal
2021,
the Company received a Paycheck Protection Program loan ("PPP Loan") as provided by the Coronavirus Aid, Relief and Economic Security Act ("CARES Act"). The Company has accounted for the PPP Loan in accordance with Accounting Standards Codification
470
- Debt. The principal balance of the loan and accrued interest payable were recorded as liabilities on the Company's Consolidated Balance Sheet at
March 31, 2021.
Under the CARES Act, the PPP Loan is eligible for forgiveness by the Small Business Administration. Any amount of forgiven principal or accrued interest will be recognized on the income statement for the period when forgiveness was granted as a gain on extinguishment of debt. See Note
3
for additional information about the PPP Loan.

Pension and Other Postretirement Plans, Nonpension Benefits, Policy [Policy Text Block]
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:
    The Company maintains life insurance policies on each officer. From time to time and in its discretion, the Board of Directors of the Company has approved the transfer of the applicable policy to an officer upon their retirement. The Company's accrued liability for these potential future transfers was
$108,609
and
$99,864
at
March 31, 2021
and
March 31, 2020
, respectively. The transfer of a life insurance policy to an officer is a noncash transaction.

Shipping Costs [Policy Text Block]	SHIPPING COSTS: Sales are increased for freight billed to customers and freight costs are charged to cost of products sold.
Supplemental Cash Flow Information [Policy Text Block]
SUPPLEMENTAL CASH FLOW INFORMATION:
    The Company paid interest of approximately
$8,000
and
$5,000
in fiscal
2021
and
2020
, respectively. The Company paid income taxes of approximately
$10,000
and
$261,000
in fiscal
2021
and
2020
, respectively. The balance of property plant and equipment at
March 31, 2021
included
$394,955
in accrued capital expenditures related to the conclusion of the Decatur facility equipment project. In fiscal
2020
, there were noncash transactions totaling
$121,000
for the transfer of ownership of life insurance policies from the Company to officers upon their retirement. In fiscal
2020
, non-cash investing activities consisted of the initial recognition of a finance lease right of use asset in the amount of
$518,616.
In fiscal
2020
, the Company wrote off fully depreciated fixed assets that were no
longer in use with an original cost and accumulated depreciation of approximately
$4,721,500.

Income Tax, Policy [Policy Text Block]
INCOME TAXES:
    The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities, which represent differences between the financial and income tax reporting bases of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidences, the likelihood that the deferred tax assets will be recovered from future taxable income.

The Company has also analyzed tax positions taken on tax returns filed and does not
believe that any are more likely than
not
to be overturned by the respective tax jurisdiction. Therefore, no
liability for uncertain tax positions has been recognized.

Use of Estimates, Policy [Policy Text Block]
USE OF ESTIMATES:
    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates that are subject to the Company's assumptions include forecasts of purchases and sales in relation to hedging activities, the fair value of the pipe-finishing facility, determination of useful lives for fixed assets, determination of the allowance for doubtful accounts and the determination of net realizable value relative to inventory. From time to time, the Company hedges forecasted purchases of hot-rolled coil and forecasted sales of prime coil inventory and manufactured pipe inventory and may
designate those transactions for hedge accounting. If the actual volume of these purchases and sales differs from the forecasted volumes, it may
impact the application of hedge accounting related to those transactions and may
disallow the use of hedge accounting on a go forward basis. The pipe-finishing facility impairment analysis performed at
March 31, 2020
 required assumptions related to future operations of the facility and estimates related to the replacement cost and value in exchange for the assets. The determination of useful lives for depreciation of fixed assets requires the Company to make assumptions regarding the future productivity of the Company's fixed assets. The allowance for doubtful accounts requires the Company to draw conclusions on the future collectability of the Company's accounts receivable. The determination of net realizable value when reviewing inventory value requires the Company to make assumptions concerning sales trends, customer demand and steel industry market conditions. Actual results could differ from these estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]	FINANCIAL INSTRUMENTS: Since the Company's financial instruments are considered short-term in nature, their carrying values approximate fair value.
Earnings Per Share, Policy [Policy Text Block]
EARNINGS PER SHARE:
  The Company uses the
two
-class method of calculating earnings per share, which determines earnings per share for each class of common stock and participating security as if all earnings of the period had been distributed. As the holders of restricted stock are entitled to vote and receive dividends during the restriction period, unvested shares of restricted stock qualify as participating securities. Unvested restricted shares participate on an equal basis with common shares; therefore, there is no
difference in undistributed earnings allocated to each participating security. Accordingly, unvested restricted shares are included in the basic computation of earnings per share. Net income per basic common share is computed using the weighted average number of common shares and participating securities outstanding during the period. Net income per diluted common share is computed using the weighted average number of common shares, participating securities and potential common shares outstanding during the period.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
ECONOMIC RELATIONSHIP:
    The Company purchases its inventory from a limited number of suppliers. Loss of any of these suppliers could have a material adverse effect on the Company. In
March 2020,
U.S. Steel announced the idling of their Lone Star Tubular Operations which was the sole supplier of mill reject pipe to the Company. U.S. Steel's facility was idled as announced and the Company's receipts of mill reject pipe ceased in
August 2020.
At
March 31, 2021
, we had approximately
22,500
tons of mill reject inventory which we believe to be
one
to
one
and a half years of inventory. Mill reject pipe sales contributed gross profit of approximately
$1,775,000
in fiscal
2021
and
$1,471,000
in fiscal
2020
. We expect the idling to have a negative impact on our operations as we eventually sell out of inventory.

For fiscal year
2021
,
no
individual customer accounted for
10%
or more of total Company sales. Coil segment sales to Trinity Industries, Inc. accounted for approximately
18%
of total Company sales in fiscal
2020
.
No
other customers accounted for
10%
or more of total Company sales in fiscal
2020
.

The Company's sales are concentrated primarily in the midwestern, southwestern, and southeastern regions of the United States and are primarily to customers in the steel distributing and fabricating industries. The Company performs periodic credit evaluations of the financial conditions of its customers and generally does not
require collateral. Generally, receivables are due within
30
 days.

Effect of Covid-19 Pandemic, Policy [Policy Text Block]
RISKS AND UNCERTAINTIES: COVID-
19
-
In
March 2020,
the World Health Organization declared the novel strain of coronavirus (“COVID-
19”
) a global pandemic. In addition to the devastating effects on human life, this contagious virus has adversely affected economies globally. It has also disrupted the normal operations of many businesses, including ours and many of our customers. Our facilities have continued to operate during this crisis but we made modifications to our facility practices, employee travel, employee work locations and virtualization or cancellation of company and customer events, among other modifications. We may
take further actions that alter our business operations as the situation evolves. Our coil segment experienced a significant drop in demand for
April 2020
but a rapid recovery and demand remained fairly stable throughout the remainder of fiscal
2021
. Our tubular segment experienced a significant drop in demand as well but has not
seen as quick of a recovery due to COVID-
19
having a significant impact on the energy industry and other underlying issues within the energy industry. The pandemic disrupted supply chains globally and this disruption has contributed to an unprecedented rise in steel prices. There are no
comparable events that provide guidance as to the effect the COVID-
19
pandemic
may
have, and, as a result, the ultimate effect of the pandemic is highly uncertain and subject to change. We do not
yet know the full extent of the effects on the economy, the markets we serve, our business or our operations.

New Accounting Pronouncements, Policy [Policy Text Block]
NEW ACCOUNTING PRONOUNCEMENTS:
   In
August 2017,
the FASB issued Accounting Standards Update
No.
2017
-
12,
Derivatives and Hedging (Topic
815
): Targeted Improvements to Accounting for Hedging Activities (“ASU
2017
-
12”
). ASU
2017
-
12
is intended to simplify and clarify the accounting and disclosure requirements for hedging activities by more closely aligning the results of cash flow and fair value hedge accounting with the underlying risk management activities. We adopted ASU
2017
-
12
on
June 18, 2020
when we entered into our
first
derivative financial instruments. See Note
6
– Derivative Financial Instruments for additional information.

In
June 2016,
the FASB issued Accounting Standards Update
2016
-
13,
Financial Instruments — Credit Losses (ASC
326
): Measurement of Credit Losses on Financial Instruments (“ASU
2016
-
13”
). ASU
2016
-
13
requires, among other things, the use of a new current expected credit loss ("CECL") model to determine the allowance for doubtful accounts with respect to accounts receivable. The CECL model requires estimation of lifetime expected credit loss with respect to receivables and recognition of allowances that, when deducted from the balance of the receivables, represent the net amounts expected to be collected. Subsequently, in
November 2018,
the FASB issued Accounting Standards Update
2018
-
19,
Codification Improvements to Topic
326,
Financial Instruments – Credit Losses (ASC
326
), which clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with ASC
842,
Leases. ASU
2016
-
13
called for an effective date for annual periods, including interim periods within those annual periods, beginning after
December 15, 2019.
In
November 2019,
the FASB issued Accounting Standards Update
2019
-
10,
Financial Instruments ‒ Credit Losses (Topic
326
), Derivatives and Hedging (Topic
815
), and Leases (Topic
842
): Effective Dates (“ASU
2019
-
10”
). ASU
2019
-
10
defers the effective date of ASU
2016
-
13
for SEC filers that are eligible to be smaller reporting companies, private companies, not
-for-profit organizations and employee benefit plans to annual periods beginning after
December 15, 2022,
including interim periods within those annual periods. The Company qualifies as a smaller reporting company and does not
expect to early adopt ASU
2016
-
13.
The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.

In
December 2019,
the FASB issued Accounting Standards Update
2019
-
12,
Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes (“ASU
2019
-
12”
), which simplifies accounting for income taxes by revising or clarifying existing guidance in ASC
740,
as well as removing certain exceptions within ASC
740.
ASU
2019
-
12
is effective for annual reporting periods beginning after
December 15, 2020
and interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.